Share capital, share premium and other capital reserves - Major shareholders (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital, share premium and other capital reserves
Shareholding percentage	100.00%	100.00%
Gilde Healthcare
Share capital, share premium and other capital reserves
Shareholding percentage	20.60%	21.00%
Versant Ventures
Share capital, share premium and other capital reserves
Shareholding percentage	17.50%	17.80%
Novo Holdings A/S
Share capital, share premium and other capital reserves
Shareholding percentage	12.70%	12.90%
Redmile Biopharma Investments
Share capital, share premium and other capital reserves
Shareholding percentage	10.60%	10.80%
Sanofi Foreign Participations B.V.
Share capital, share premium and other capital reserves
Shareholding percentage	7.30%	7.40%
Ysios Capital Partners, SGECR,S.A.U.
Share capital, share premium and other capital reserves
Shareholding percentage		6.20%
Other shareholders
Share capital, share premium and other capital reserves
Shareholding percentage	31.30%	23.90%